Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments (Details) [Line Items]
Plant and equipment or patents and trademarks (in Dollars)
Euro [Member]
Commitments (Details) [Line Items]
Converted with the exchange rate	1.00%	1.00%
USD [Member]
Commitments (Details) [Line Items]
Converted with the exchange rate	1.0666%	1.1326%